Summary of Significant Accounting Policies - Summarizes Of The Activity In The Allowance For Credit Losses Related To Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current period provision, net
Beginning balance prior to ASC 326	¥ 110,422	$ 15,790	¥ 132,806	¥ 119,457
Current period provision	11,294	1,615	19,262	16,455
Reversal	(3,356)	(480)	(6,472)	(2,764)
Write-off	0	0	(35,194)	0
Acquisition of non-controlling interests	0	0	0	(390)
Others	148	21	20	48
Balance at the end of the years	¥ 118,508	$ 16,946	¥ 110,422	132,806
Previously Reported [Member]
Current period provision, net
Beginning balance prior to ASC 326				117,035
Revision of Prior Period, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Current period provision, net
Beginning balance prior to ASC 326				¥ 2,422